Principal accounting policies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Principal accounting policies
Weighted average remaining lease terms of the right-of-use assets	2 years 21 days
Weighted average incremental borrowing rate	5.28%
Operating lease cost	$ 13,428	$ 14,681
Short-term lease cost	9,289	8,660
Cash paid for operating leases included in operating cash flows	14,315	14,513
Lease liabilities arising from obtaining right-of-use assets	2,534	$ 11,063
Undiscounted cash flows to the operating lease liabilities recognized
2025	11,714
2026	7,851
2027	2,509
2028 and after	28
Total undiscounted cash flows	22,102
Less: imputed interest	(1,379)
Present value of lease liabilities	$ 20,723